Expense Example (Small Company Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Small Company Value Trust
Expense Example:
Year 1	$ 136
Year 3	425
Year 5	734
Year 10	1,613
Series II, Small Company Value Trust
Expense Example:
Year 1	157
Year 3	486
Year 5	839
Year 10	1,834
Series NAV, Small Company Value Trust
Expense Example:
Year 1	131
Year 3	409
Year 5	708
Year 10	$ 1,556